Stockholders' equity (Details 3) R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) $ / shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$) $ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Paid / prepaid, value		R$ 6,729		R$ 7,079		R$ 4,906
Paid / prepaid		(1,009)		(1,061)		(735)
Paid / prepaid, Net		5,720		6,018		4,171
Accrued (Recorded in Other Liabilities), value	R$ 5,886	5,886	R$ 5,236	5,236	R$ 4,938	4,938
Accrued (Recorded in Other Liabilities)	(882)	(882)	(786)	(786)	(741)	(741)
Accrued (Recorded in Other Liabilities), Net	5,004	5,004	4,450	4,450	4,197	4,197
Identified in revenue reserves in stockholders equity, value	15,489	15,489	11,000	11,000
Identified in revenue reserves in stockholders equity, WHT	(489)	(489)
Identified in revenue reserves in stockholders equity, Net	R$ 15,000	15,000	R$ 11,000	11,000
Interest on capital, Gross value per share | $ / shares	R$ 0.2834
Interest on capital, value		3,260
Interest on capital, WHT	R$ (489)	(489)
Interest on capital, Net		2,771
Dividends, Gross value per share | $ / shares	R$ 1.2509		R$ 1.1251
Dividends, value		12,229		11,000
Dividends, Net		12,229		11,000
Total, value		28,104		23,315		9,844
Total, WHT		(2,380)		(1,847)		(1,476)
Total, Net	R$ 25,724	25,724	R$ 21,468	21,468	R$ 8,368	8,368
Interest On Capital One [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, gross value per share | $ / shares	R$ 0.0150		R$ 0.0150		R$ 0.0150
Interest on capital - 1 monthly installment, value		1,901		1,902		1,902
Interest on capital - 1 monthly installment, WHT		(285)		(285)		(285)
Interest on capital - 1 monthly installment, Net		1,616		1,617		1,617
Interest On Capital Two [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, gross value per share | $ / shares					0.0150
Interest on capital - 1 monthly installment, WHT						(26)
Interest on capital - 1 monthly installment, Net						147
Interest on capital, gross value per share | $ / shares	0.2055		0.2227		0.2605
Interest on capital-paid, value		2,370		2,567		3,004
Interest on capital, WHT		(356)		(385)		(450)
Interest on capital, Net		2,014		2,182		2,554
Interest On Capital Three [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, value						173
Interest on capital, gross value per share | $ / shares	0.2134		0.2264
Interest on capital, WHT		(368)		(391)
Interest on capital, Net		2,090		2,219
Interest on capital, value		2,458		2,610
Interest On Capital Four [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, gross value per share | $ / shares	0.0150		0.0150
Interest on capital - 1 monthly installment, value		173		173
Interest on capital - 1 monthly installment, WHT		(26)		(26)
Interest on capital - 1 monthly installment, Net		147		147
Interest On Capital Credited [Member]
IfrsStatementLineItems [Line Items]
Interest on capital-paid, value		2,673		2,639		4,765
Interest on capital, WHT		(400)		(396)		(715)
Interest on capital, Net		2,273		2,243		R$ 4,050
Interest on capital, gross value per share | $ / shares	0.2320		0.2289		R$ 0.4133
Interest On Capital Credited 1 [Member]
IfrsStatementLineItems [Line Items]
Interest on capital-paid, value		3,040		2,424
Interest on capital, WHT		(456)		(364)
Interest on capital, Net		R$ 2,584		R$ 2,060
Interest on capital, gross value per share | $ / shares	R$ 0.2640		R$ 0.2102